Credit from Banks and Others (Information on Material Loans and Debentures) (Details)	12 Months Ended
Dec. 31, 2020
Loan-Israeli Institutions [Member] | November 2013 [Member] | Israeli Shekel [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	207
Carrying amount	64
Interest rate	4.74%
Principal repayment date	2015-2024 (annual installment)
Additional information	Partially repaid
Debentures (private offering) - 3 series [Member] | January 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	84 145 46
Carrying amount	84 145 46
Interest rate	4.55% 5.16% 5.31%
Principal repayment date	January 2021 January 2024 January 2026
Debentures Series D [Member] | December 2014 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	184
Carrying amount	183
Interest rate	4.50%
Principal repayment date	December 2024
Additional information	On January 2, 2020, the Company completed an ILS 380 million (about $118 million) placement of series G unsecured debentures (hereinafter - Series G) in Israel. On May 18, 2020, the Company completed an expansion of Series G debentures in Israel, at the amount of ILS 386 million (about $120 million).
Debentures Series E [Member] | April 2016 [Member] | Israeli Shekel [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	1,569
Carrying amount	487
Interest rate	2.45%
Principal repayment date	2021- 2024 (annual installment)
Debentures Series F [Member] | May 2018, December 2020 [Member] | US Dollar [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	693
Carrying amount	716
Interest rate	6.38%
Principal repayment date	May 2038
Additional information	On January 2, 2020, the Company completed an ILS 380 million (about $118 million) placement of series G unsecured debentures (hereinafter - Series G) in Israel. On May 18, 2020, the Company completed an expansion of Series G debentures in Israel, at the amount of ILS 386 million (about $120 million).
Debentures Series G [Member] | January , May 2020 [Member] | Israeli Shekel [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	766
Carrying amount	232
Interest rate	2.40%
Principal repayment date	December 2034
Loan from European Bank [Member] | July 2020 [Member] | GBP [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	50
Carrying amount	68
Interest rate	0.79%
Principal repayment date	May 2021
Loan Others [Member] | April 2019 [Member] | Chinese Yuan [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	160
Carrying amount	24
Interest rate	4.40%-5.23%
Principal repayment date	April 2021-March 2022
Loan - Asian Bank [Member] | May- June 2020 [Member] | Chinese Yuan [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	139
Carrying amount	21
Interest rate	4.95%-4.25%
Principal repayment date	February 2021-March 2023
Loan - Asian Bank [Member] | February-September 2020 [Member] | Chinese Yuan [Member]
Disclosure of material loans and debentures [Line Items]
Original principal	140
Carrying amount	21
Interest rate	4.87%-4.40%
Principal repayment date	February 2021-March 2023